Leases - Remaining Lease Term and Discount Rate (Details)	Sep. 30, 2019
Leases [Abstract]
Weighted-average remaining lease term for operating leases (in years)	9 years 10 months 25 days
Weighted-average discount rate for operating leases	11.80%